Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) - Available-for-sale Securities - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities - Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 10,000
Purchase		$ 10,000
Balance at end of year		10,000
Marketable Securities - Debt and Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	10,000
Purchase	2,190
Disposal	(2,033)
Balance at end of year	10,322	10,000
Unrealized Gain (Loss) on Security | Marketable Securities - Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income		(351)
Unrealized Gain (Loss) on Security | Marketable Securities - Debt and Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	(124)
Foreign Currency Items | Marketable Securities - Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income		$ 351
Foreign Currency Items | Marketable Securities - Debt and Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ 289